Contingencies, Committments and Warranties	12 Months Ended
Dec. 31, 2019
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Contingencies, Committments and Warranties
31	CONTINGENCIES, COMMITMENTS, AND WARRANTIES
In the opinion of Management and its legal advisors, the provisions registered mainly for labor and tax claims are sufficient to cover the results of these probable contingencies. (Note 22).

a)	Tax contingencies
The Company considers that the maximum exposure for tax contingencies of the Group amounts to S/71.4 million according to the following detail:
Contentious Administrative Process before the Judiciary regarding the assessment of IGV or VAT tax from 1998 to 2002 for S/0.6 million and for Income Tax and IGV or VAT tax from 2001 for S/3.3 million.
The appeal before SUNAT of income tax assessments from 2012 to 2016 amounting to S/48.5 million (S/37.5 million correspond to GyM SA, S/3.7 million to Viva GyM SA, S/6.1 million to GMI SA and S/1.2 million by Consorcio Río Mantaro).
The appeal before the Tax Court regarding VAT tax assessments for 2014 amounting to S/2.7 million (corresponding to the Consortium Constructor Ductos del Sur); income tax assessments from 2009 to 2013 equal to S/16.1 million (S/14.7 million for the Company, S/1.4 million for Viva GyM SA) and
Non-
domiciliated
Income Tax for 2011 amounting to S/0.1 million corresponding to Viva GyM S.A.
Management believes that all the processes mentioned above will be favorable considering their characteristics and the evaluation of their legal advisors.

b)	Other contingencies
Civil lawsuits, demanding compensation of damages, contract terminations and the enforcement of payment obligations S/17.1 million (S/0.3 million for GyM SA, S/15.4 million correspond to Consorcio Constructor Ductos del Sur., S/0.6 million to Consorcio Peruano de Conservacion, S/0.1 to Las Lomas SAC, S/0.5 million to Consorcio Rio Urubamba and S/0.1 million to Consorcio Vial Ayacucho)
Administrative contentious proceedings amounting to S/0.6 million in fines imposed by OSINERGMIN to GMP S.A.
Administrative processes amounting to S/2.5 million (S/1.08 million correspond to Viva GyM SA, S/0.2 million to Consorcio Toromocho, S/0.2 million to GMP SA, S/0.34 million to GMVBS SA, S/0.25 million to GyM SA, S/0.34 million to Inmobiliaria Almonte SAC and S/0.05 million to Terminales del Perú)
Labor dispute processes amounting to S/16.76 million (S/2.03 million correspond to Concar SA, S/1.52 million to Consorcio GyM - Conciviles, S/1 million to Consorcio Lima Commercial Activities, S/2.04 million to GMP SA, S/8.9 million to GyM SA, S/0.35 million to Morelco SA, S/0.30 million to Consorcio Rio Mantaro, S/0.15 million to Consorcio Tren electric, S/0.14 million to GyM International Operations SAC, S/0.03 million to Vial y Vives and S/0.3 million to Servisel SA).

c)	Letters bonds and guarantees
The Group maintains letters of guarantee and guarantees in force in various financial institutions guaranteeing operations for US $ 376.1 million and US $ 13.9 million, respectively (US$471.6 million and US$13.9 million, respectively, as of December 31, 2018).